Disclosure of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Total debt	$ 981,030	$ 979,575	$ 1,232,164
Current portion of long-term debt			16,490
Non-current portion of long-term debt	981,030	979,575	1,215,674
Senior unsecured notes [Member]
Statements [Line Items]
Total debt	989,306	987,903	986,574
Equipment finance facility [Member]
Statements [Line Items]
Total debt	0	0	50,267
Senior secured revolving credit facilities [Member]
Statements [Line Items]
Total debt	0	0	202,075
Unamortized transaction costs - revolving credit facilities [Member]
Statements [Line Items]
Less: Unamortized transaction costs - revolving credit facilities	$ (8,276)	$ (8,328)	$ (6,752)